Schedule of operating expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Selling and marketing expenses:
Selling and marketing expenses
General and administrative expenses:
Employee compensation		873,221	214,277	1,341,183
Consulting fees		63,413	98,315	264,800
Audit fees		354,800	305,000	258,500
Insurance fee				44,519
Daily expenses		133,490	100,147	105,446
Attorney fee		132,745	141,689	429,087
Investment relationship fee		9,129	41,990	51,889
Rental fee	[1]	103,133	169,961	149,020
Employee benefit expenses		39,158	63,448	55,435
Depreciation expenses		18,306	18,356	18,969
Amortization of intangible assets			31,929	32,997
Entertainment		1,661	906	14,413
Credit losses on accounts receivable			162,028
Other		10,703	2,822	65,932
General and administrative expenses		1,739,759	1,350,868	2,832,190
Operating expenses – Continuing operations		1,739,759	1,350,868	2,832,190
Operating expenses – Discontinued operations		$ 725,540	$ 835,823	$ 1,291,552

[1]	According to the rental agreement renewal clauses, every renew needs to be renegotiated separately, thus the lease term was less than 12 months and the Company recognized the rental expenses as expense for short-term leases.